SUBSEQUENT EVENTS (Details) - USD ($) $ / shares in Units, $ in Thousands	Oct. 17, 2022	Oct. 24, 2022	Sep. 30, 2022	Dec. 31, 2021	Jan. 31, 2021
Subsequent Event [Line Items]
Fixed interest rate (in percent)				25.00%	1.00%
Temporary equity, par value (in dollars per share)			$ 0.0001
Exercise price of warrants (in dollars per share)			11.50
Common Stock Warrants
Subsequent Event [Line Items]
Exercise price of warrants (in dollars per share)			$ 11.50
Subsequent Event
Subsequent Event [Line Items]
Number of warrants to purchase shares issued	12,293,543
Number of securities tendered	10,741,390
Payments for repurchase of warrants	$ 7,000
Subsequent Event | Term Loan
Subsequent Event [Line Items]
Fixed interest rate (in percent)		2.50%
Subsequent Event | Common Class A
Subsequent Event [Line Items]
Exercise price of warrants (in dollars per share)	$ 0.65
Number of warrants to purchase shares issued	12,293,543
Subsequent Event | Common Class A | Term Loan | Debt Covenant Condition One
Subsequent Event [Line Items]
Additional shares potentially authorized (in shares)		25,000
Subsequent Event | Common Class A | Term Loan | Debt Covenant Condition Two
Subsequent Event [Line Items]
Additional shares potentially authorized (in shares)		10,000